Financial Assets and Liabilities - Summary of Net Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash and cash equivalents	$ 60,447	$ 136,881	$ 129,328	$ 50,426
Borrowings	(96,634)	(94,245)
Lease liabilities	(10,271)	(11,250)
Warrant liability	(2,185)
Net Debt	(48,643)	31,386
Fixed interest rate [member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Borrowings	$ (106,905)	(52,631)
Floating Interest Rate
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Borrowings		$ (52,864)